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January 3, 2025



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549


Re:  Pioneer Series Trust X (the "Trust")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of prospectus and statement of additional information relating to Pioneer Active Credit Fund (the "Fund"),a series of the
Trust, which would have been filed under paragraph (c) of Rule 497, does not differ from those contained in Post-Effective Amendment No. 62 to the Trust's registration statement on Form N-1A, filed electronically on December 20, 2024 (Accession No. 0001193125-24-282931).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

                                        Very truly yours,


					/s/ Daniel J. Hynes
    					-------------------------
    					Daniel J. Hynes
    					Senior Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820